[Ameritas Life Insurance Corp. Logo]
                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122

April 26, 2010

                                                    Via EDGAR and overnight mail

Michelle Roberts, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re: Ameritas Life Insurance Corp. ("Ameritas" or "Depositor") and Ameritas Variable Separate Account VA, 1940 Act No. 811-21135 ("Separate Account" or "Registrant")
         Designer Annuity Flexible Premium Deferred Variable Annuity, 1933 Act No. 333-142492
         Post-Effective Amendment No. 2 on Form N-4 Pursuant to Rule 485(b)

Dear Ms. Roberts:

Today, we are submitting via EDGAR, pursuant to Rule 485(b), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2010.

1. Pages 1, 10-11, and Appendix A. Updated fund portfolio names and some portfolio objectives with information provided by the funds and portfolio investment advisers.

2.   Page 2. Updated the Table of Contents.

3. Pages 5-6. Updated Portfolio Company Operating Expenses and Examples of Expenses with December 31, 2009 information provided by the fund companies, including the minimum and maximum portfolio expenses.

4. Page 10. Deleted text on "mixed and shared funding" consistent with Commission comments provided on March 25th for the Rule 485(a) filing for this product.

5. Page 11. Added a section on Resolving Material Conflicts - Underlying Investment Interests consistent with March 25th Commission comments and correspondence we submitted on March 26th.

6. Page 12. Added a paragraph on Omnibus Orders to the Transfers section, consistent with March 25th Commission comments and correspondence we submitted on March 26th.

7.   Page 14. Corrected a reference to portfolio rebalancing.

8. Page 16. Reinserted text (regarding no guarantees for money market funds) that was inadvertently omitted from the Rule 485(a) filing.

9. Page 20. Revised the Death Benefit Upon Owner's Death consistent with March 25th Commission comments.

10. Page 27. Updated information on the business in which Ameritas currently engages.

11. Appendix A. The Accumulation Unit Values chart is updated with 2009 data for the policy.

12.  Last Page. Revised the Statement of Additional Information Table of
     Contents.

13.  SAI Page 1. Updated the Table of Contents.

14. SAI Page 1. Updated the Services section, including the changed address of the audit firm.

15. SAI Page 2. Updated the Services section by adding disclosure that services for the Asset Allocation Program will be provided by an affiliated company.

16. SAI Page 2. Updated that Underwriting section by changing "AVLIC" to "Ameritas."

17.  SAI Page 4. Added a "Licensing Agreement" section.

18. Made non-substantive changes to correct capitalization, singular-plurals, and word formatting (i.e. "website") throughout the documents.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel

Enclosure